FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
					         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-  7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


					    Cleveland,  Ohio		Sept 30, 2000
		[Signature]		        [City, State]	     	Date

Report Typle [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2000


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     45

	c.	Information Table Value Total	$ 306,252

		List of Other Included Managers	    None












FORM 13 F
(SEC USE ONLY)

Quarter Ending September, 2000    Name of Reporting Manager     First
Fiduciary Investment Counsel, Inc.
                                                 Fair MarkeShares
oInvestment Discretion         Voting Authority (Share
                                Title of             Value Principal
Shared a Shared
Name of Issuer                   Class  CUSIP #  (thousands Amount  Sole
Defined  Other  Managers  Sole  Shared   None

ALBERTSONS                      common  013104104    11,036 525,500
AT&T                            common  001957109     9,420 320,676
AUTOMATIC DATA PROC             common  053015103       268   4,000
CARPENTER TECHNOLOGY            common  144285103     6,451 221,494
CINERGY                         common  172474108     5,736 173,484
CROWN CORK & SEAL               common  228255105     8,923 834,879
CUMMINS ENGINE                  common  231021106     4,365 145,500
EMERSON ELECTRIC                common  291011104     6,248  93,256
ENGELHARD                       common  292845104     5,088 313,095
EXXON MOBIL                     common  30231G102     4,865  53,207
FIRST UNION                     common  337358105    13,204 410,215
FLOWERS INDUSTRIES              common  343496105     2,323 119,150
GENERAL ELECTRIC                common  369604103       398   6,903
GENERAL MILLS                   common  370334104     3,526  99,310
GENERAL MOTORS                  common  370442105     4,842  74,497
GENUINE PARTS                   common  372460105     9,549 500,913
GOODRICH(B.F.)                  common  382388106    13,505 344,618
HERCULES                        common  427056106    12,059 853,729
HONEYWELL INT'L                 common  438516106    11,143 312,780
HOSPITALITY PROPERTY            common  44106M102     5,956 254,800
INGERSOLL-RAND                  common  456866102     3,318  97,950
INT'L BUSSINESS MACH            common  459200101       281   2,500
INT'L PAPER                     common  460146103     7,943 276,879
KEYCORP                         common  493267108     3,358 132,651
KEYSPAN                         common  49337W100       692  17,250
KIMBERLY-CLARK                  common  494368103     7,896 141,471
LUBRIZOL                        common  549271104    12,687 644,414
MARSH & MCLENNAN                common  571748102       201   1,515
MINNESOTA MINING                common  604059105     7,880  86,473
NAT'L CITY                      common  635405103    14,259 644,487
NEWELL RUBBERMAID               common  651229106     5,771 252,971
PACTIV                          common  695257105    15,543 1,389,354
PENNEY (J.C.)                   common  708160106     8,892 752,775
PHILIP MORRIS                   common  718154107     3,435 116,689
PHILLIPS PETROLEUM              common  718507106     5,636  89,820
PPG INDUSTRIES                  common  693506107     7,174 180,750
SARA LEE                        common  803111103    15,552 765,633
SBC COMMUNICATIONS              common  78387G103       182   3,641
TECO ENERGY                     common  872375100     9,121 317,262
UNITED DOMINION RLTY            common  910197102     1,109 102,000
USX-MARATHON GROUP              common  902905827    15,588 549,340
USX-U.S.STEEL GROUP             common  90337T101     7,240 476,736
V.F. CORP                       common  918204108     3,718 150,600
WESTVACO                        common  961548104     9,191 344,380
WEYERHAEUSER                    common  962166104       682  16,900

          Column Total                              306,252







































                                                                   (SEC USE
ONLY)


     Investment Discretion
                                Shared a Shared            Voting Authority
(Shared)
              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
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               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
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               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
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               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X

